Employee benefits - Change in benefit obligation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		$ 919	[1]	$ 864
Interest costs		84	[1]	58
Translation adjustment		46	[1]	(63)
Benefit obligation (Plan assets) as at end of the year	[1]	1,114		919
Overfunded Pension Plans [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		876		864
Interest costs		83		58
Translation adjustment		54		(62)
Benefit obligation (Plan assets) as at end of the year		924		876
Overfunded Pension Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		2,833		3,105
Service costs		45
Interest costs		325		196
Benefits paid		(534)		(235)
Effect of changes in the actuarial assumptions		(784)		(330)
Translation adjustment		5		(208)
Transfers		3,252		295
Benefit obligation (Plan assets) as at end of the year		5,142		2,833
Overfunded Pension Plans [Member] | Present value of defined benefit obligation [member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Service costs				10
Underfunded Pension Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		3,983		4,632
Service costs		40		68
Interest costs		39		122
Benefits paid		(58)		(257)
Participant contributions		(30)		(31)
Effect of changes in the actuarial assumptions		(109)		(246)
Translation adjustment		(5)		(10)
Transfers		(3,252)		(295)
Benefit obligation (Plan assets) as at end of the year		608		3,983
Other Benefits [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		1,427		1,733
Service costs		13		1
Interest costs		60		33
Benefits paid		(57)		(56)
Effect of changes in the actuarial assumptions		(343)		(261)
Translation adjustment		(24)		(23)
Other		(19)
Benefit obligation (Plan assets) as at end of the year		$ 1,057		$ 1,427

[1]	The pension plan asset is recorded as “Other non-current assets” in the balance sheet.